ATA Creativity Global ("Parent Company") - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	¥ (14,613,887)	$ (2,118,813)	¥ (31,833,685)	¥ (27,873,360)
Cash flows from investing activities:
Net cash used in investing activities	(2,490,103)	(361,032)	(10,028,992)	(19,090,428)
Cash flows from financing activities:
Cash received from private placement				8,530,931
Cash received for exercise of share options	218,943	31,744	232,245
Net cash provided by financing activities	188,212	27,288	827,516	6,303,594
Effect of foreign exchange rate changes on cash	556,616	80,701	(348,911)	(814,131)
Net decrease in cash and cash equivalents	(16,359,162)	(2,371,856)	(41,384,072)	(41,474,325)
Cash and cash equivalents at beginning of year	71,339,361	10,343,236	112,723,433	154,197,758
Cash and cash equivalents at end of year	54,980,199	7,971,380	71,339,361	112,723,433
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	(4,509,052)	(653,751)	(4,529,860)	(10,150,979)
Cash flows from investing activities:
Cash received from subsidiaries	3,159,503	458,085	4,113,412	3,804,240
Cash lent to subsidiaries	(101,614)	(14,733)	(9,692)	(72,794,230)
Net cash used in investing activities	3,057,889	443,352	4,103,720	(68,989,990)
Cash flows from financing activities:
Cash received from private placement				8,530,931
Cash received for exercise of share options	218,943	31,744	232,245
Repurchase of treasury shares				(4,003,530)
Net cash provided by financing activities	218,943	31,744	232,245	4,527,401
Effect of foreign exchange rate changes on cash	95,386	13,830	(57,011)	(895,932)
Net decrease in cash and cash equivalents	(1,136,834)	(164,825)	(250,906)	(75,509,500)
Cash and cash equivalents at beginning of year	2,235,730	324,150	2,486,636	77,996,136
Cash and cash equivalents at end of year	¥ 1,098,896	$ 159,325	¥ 2,235,730	¥ 2,486,636